Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 2,271,545	Royalties	U.S	Federal Government	IPNM HB Solution Mine	ipi:SylviniteMember
#: 2
	702,751	Royalties	U.S	Federal Government	IPNM HB Solution Mine	ipi:SaltMember
#: 3
	118	Royalties	U.S	Federal Government	IPNM HB Solution Mine	ipi:MagnesiumChlorideMember
#: 4
	4,520,698	Royalties	U.S	Federal Government	IPNM East Mine	ipi:LangbeiniteMember	Underground Mining
#: 5
	18,747	Royalties	U.S	Federal Government	IPNM East Mine	ipi:SaltMember
#: 6
	111,687	Royalties	U.S	Federal Government	IPNM West Mine	ipi:SylviniteMember	Underground Mining
#: 7
	0	Royalties	U.S	Federal Government	ipi:MoabMineMember	ipi:SylviniteMember
#: 8
	103,231	Royalties	U.S	Federal Government	Wendover Mine	ipi:SylviniteMember
#: 9
	2,909	Royalties	U.S	Federal Government	Wendover Mine	ipi:SaltMember
#: 10
	$ 54,106	Royalties	U.S	Federal Government	Wendover Mine	ipi:MagnesiumChlorideMember